13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	February 14, 2011
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $281,600 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
AK STEEL HOLDING CORP            COM             001547108  216       13,192     SH           DEFINED      1        13,192
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
AK STEEL HOLDING CORP            COM             001547108  1,421     86,808     SH           DEFINED      1, 2     86,808
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARCELORMITTAL	           NY REGISTRY SH        03938L104  519       13,608     SH           DEFINED      1        13,608
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARCELORMITTAL	           NY REGISTRY SH        03938L104  3,294     86,392     SH           DEFINED      1, 2     86,392
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  12,467    234,436    SH           DEFINED      1        234,436
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  88,894    1,671,564  SH           DEFINED      1, 2     1,671,564
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 CALL       	 149123901  55        39         SH           DEFINED      1        39
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 CALL       	 149123901  367       261        SH           DEFINED      1, 2     261
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC	                 PUT             149123951  64        198        SH           DEFINED      1        198
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC	                 PUT             149123951  423       1,302      SH           DEFINED      1, 2     1,302
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  2,012     16,753     SH           DEFINED      1        16,753
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  12,999    108,247    SH           DEFINED      1, 2     108,247
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   PUT             35671D957  1         197        SH           DEFINED      1        197
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   PUT             35671D957  7         1,303      SH           DEFINED      1, 2     1,303
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR        40330W106  766       138,000    SH           DEFINED      1, 2     138,000
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  1,158     76,004     SH           DEFINED      1        76,004
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  7,986     523,996    SH           DEFINED      1, 2     523,996
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  746       40,895     SH           DEFINED      1        40,895
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  4,272     234,105    SH           DEFINED      1, 2     234,105
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           PUT             71654V951  -         40         SH           DEFINED      1        40
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           PUT             71654V951  3         260        SH           DEFINED      1, 2     260
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  7,650     202,157    SH           DEFINED      1        202,157
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  50,457    1,333,433  SH           DEFINED      1, 2     1,333,433
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  6,761     197,877    SH           DEFINED      1        197,877
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  44,494    1,302,123  SH           DEFINED      1, 2     1,302,123
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  279       38,153     SH           DEFINED      1        38,153





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  1,546     211,185    SH           DEFINED      1, 2     211,185
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES                 GOLD SHS        78463V107  3,149     22,700     SH           DEFINED      1        22,700
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES                 GOLD SHS        78463V107  20,850    150,300    SH           DEFINED      1, 2     150,300
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           CALL            78462F903  46        131        SH           DEFINED      1        131
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           CALL            78462F903  303       869        SH           DEFINED      1, 2     869
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
UNITED STATES STEEL CORP         COM             912909108  1,263     21,621     SH           DEFINED      1        21,621
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
UNITED STATES STEEL CORP         COM             912909108  7,132     122,079    SH           DEFINED      1, 2     122,079


REPORT SUMMARY   33  DATA RECORDS           $281,600 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

